SUPPLEMENT DATED MARCH 27, 2023
to

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR NY, COLUMBIA ALL-STAR EXTRA NY AND
COLUMBIA ALL-STAR FREEDOM NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding an investment option that is available under your Contract.

Effective on or about May 1, 2023, the name of the following investment option will be changed:

Current Name	New Name

AB Growth and Income Portfolio	AB Relative Value Portfolio

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.